MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-        MARKETABLE SECURITIES

The following is a summary of the Company's accumulated gross unrealized gains/ losses from investments in marketable securities as of December 31, 2016 and 2015:

	December 31, 2016				December 31, 2015
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	Cost	gains	losses	value
Available-for-sale:

Equity securities	$77	$-	$-	$77	$87	$-	$(2)	$85
Corporate bonds	41	*) -	-	41	16	*) -	-	16
Israeli Government debt	18	-	*) -	18	36	-	(3)	33

	$136	$-	$-	$136	$139	$-	$(5)	$134

*)          Represents an amount less than $ 1.

The net realized gains (losses) on sales of available-for-sale securities of $ (4), $ (8) and $ 10 in 2016, 2015 and 2014, respectively, were recorded in financial income (expense), net.

The amortized cost and fair value of debt and securities as of December 31, 2016 and 2015, by contractual maturity, are shown below:

	December 31, 2016		December 31, 2015
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$94	$94	$126	$121
Matures after one year through five years	34	34	12	13
Matures after five years	8	8	-	-

Total	$136	$136	$138	$134

The marketable securities are restricted in order to secure the Company's obligations under an office lease (For further information refer to Note 10).